TAXATION - Details of the net income tax expense (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
TAXATION
Estimated taxable income of the Company	Rp 4,200		Rp 6,340	Rp 11,039
Total income tax expense - current	7,635	$ 474	8,796	9,259
Net income tax benefit - deferred	798	49	(9)	(549)
Net income tax expense	Rp 8,433	$ 523	8,787	8,710
Change in tax rate	3.00%	3.00%
Domestic Corporate Taxpayers
TAXATION
Applicable tax rate	22.00%	22.00%
The Company
TAXATION
Corporate income tax	Rp 798		1,205	2,098
Final tax expense	107		66	36
Total income tax expense - current	905		1,271	2,134
Net income tax benefit - deferred	Rp 608		Rp 504	Rp (102)
Threshold percentage of interest owned by public	40.00%	40.00%
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
The Company | Net periodic pension and other post-employment benefits costs and provision for employee benefits
TAXATION
Net income tax benefit - deferred	Rp 34		Rp 196	Rp 25
The Company | Leases
TAXATION
Net income tax benefit - deferred	(1)		0	(1)
The Company | Accrued expenses
TAXATION
Net income tax benefit - deferred	24
The Company | Addition to deferred installation fee
TAXATION
Net income tax benefit - deferred	(4)		(1)	(20)
The Company | Depreciation and gain or loss on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred	481		285	(174)
The Company | Others
TAXATION
Net income tax benefit - deferred	3		(17)	(37)
The Company | Allowance for expected credit losses
TAXATION
Net income tax benefit - deferred	61		54	10
The Company | Amortization of intangible assets, land rights and others
TAXATION
Net income tax benefit - deferred	(13)		(6)	(1)
The Company | Provision for employee benefits
TAXATION
Net income tax benefit - deferred	23		(7)	96
Subsidiaries
TAXATION
Corporate income tax	6,730		7,524	7,125
Final tax expense			1
Total income tax expense - current	6,730		7,525	7,125
Net income tax benefit - deferred	Rp 190		Rp (513)	Rp (447)
Applicable tax rate	22.00%	22.00%	22.00%	22.00%
Telkomsel
TAXATION
Net income tax benefit - deferred	Rp 45		Rp (396)	Rp (432)
Telkomsel | Leases
TAXATION
Net income tax benefit - deferred	23		200	58
Telkomsel | Depreciation and gain or loss on disposal or sale of property and equipment
TAXATION
Net income tax benefit - deferred	133		(122)	(178)
Telkomsel | Allowance for expected credit losses
TAXATION
Net income tax benefit - deferred	(119)		(61)	35
Telkomsel | Fair value measurement of other financial instruments
TAXATION
Net income tax benefit - deferred	8		(7)	(542)
Telkomsel | Amortization of license
TAXATION
Net income tax benefit - deferred	3		25	(6)
Telkomsel | Provision for employee benefits
TAXATION
Net income tax benefit - deferred	(160)		(168)	(33)
Telkomsel | Contract liabilities
TAXATION
Net income tax benefit - deferred	30		(217)
Telkomsel | Contract cost
TAXATION
Net income tax benefit - deferred	(23)		(5)
Telkomsel | Other financial instruments
TAXATION
Net income tax benefit - deferred	150		(41)	234
Subsidiaries - others
TAXATION
Net income tax benefit - deferred	Rp 145		Rp (117)	Rp (15)